Basis of Financial Statements - Revision of Prior Period Financial Statements (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Jan. 01, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard					$ 15.5
Depreciation and amortization			$ (27.3)	$ (29.2)
Income tax expense (benefit)	$ (5.9)	$ (2.6)	1.3	2.9
Net earnings (loss)	18.9	(22.4)	(1.0)	(27.7)
Reclassification adjustments for unrealized gains and losses on unconsolidated affiliates, net of tax, included in net earnings	4.1	16.7	4.7	16.7
Comprehensive loss	25.4	(6.2)	11.8	(16.1)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	29.9	(3.6)	19.4	(9.3)
Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Income tax expense (benefit)	2.6		5.0
Net earnings (loss)	3.9		(18.0)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	0.9		(21.3)
Previously Reported
Schedule of Equity Method Investments [Line Items]
Income tax expense (benefit)	(8.5)		(3.7)
Net earnings (loss)	15.0		17.0
Reclassification adjustments for unrealized gains and losses on unconsolidated affiliates, net of tax, included in net earnings		(16.7)		(16.7)
Comprehensive loss		16.7		16.7
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	29.0	16.7	40.7	16.7
Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard					$ 20.5
Net earnings (loss)	$ 23.4	(19.8)	$ 6.6	(20.9)
Decrease To other operating revenue | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Other operating revenue		1.6		3.1
Decrease to depreciation and amortization | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Depreciation and amortization		0.4		1.0
Increase to income tax benefit | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Income tax expense (benefit)		0.2		1.7
Increase To Net Loss And Net Loss Attributable to Cannae | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Net earnings (loss)		$ 1.0		$ 0.4
Increase To Net Loss Per Share | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Net loss per share (in usd per share)		$ 0.02	$ 0.01	$ 0.01
Increase To Reclassification Adjustment, Unrealized Gains And Losses On Unconsolidated Affiliates, Net of Tax | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Reclassification adjustments for unrealized gains and losses on unconsolidated affiliates, net of tax, included in net earnings		$ 16.7		$ (16.7)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.		16.7
Decrease In Comprehensive Loss | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Comprehensive loss		16.7		16.7
Increase In Comprehensive Earnings Attributable To Cannae Holdings, Inc. | Restatement Adjustment
Schedule of Equity Method Investments [Line Items]
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.		16.7		16.7
ASU 2014-09
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard						$ 1.9
ASU 2014-09 | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard						$ 1.9
ASU 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Adjustment for cumulative effect of adoption of accounting standard		1.9		1.9			$ 4.3
T-System | ASU 2014-09 | Adjustments for error corrections to prior interim periods of current year | Retained Earnings
Schedule of Equity Method Investments [Line Items]
Decrease in cumulative effect of adoption of ASC Topic 606		$ 2.4		$ 2.4